Short-term Borrowings	12 Months Ended
Dec. 31, 2022
Short-term Borrowings
Short-term Borrowings

8.Short-term Borrowings

In July 2016, the Group entered into a credit facility agreement with a commercial bank under which the Group can draw-down up to US$6.0 million by October, 2018. In June 2020, the Group renewed the bank credit facility under which the Group can borrow up to US$11.0 million collateralized by its accounts receivable by June 2021. The interest rate for this credit facility is the Loan Prime Rate (“LPR”) plus 1.30%. Cash amount of US$3.1 million has been deposited in the bank as guarantee as of December 31, 2020. In 2020, the Group has aggregately drawn down the credit facility of US$28.8 million and repaid US$24.1 million, and the weighted average interest rate for borrowings drawn under such credit facility was 5.15%.In June 2021, the Group renewed the bank credit facility under which the Group can borrow up to US$10.0 million collateralized by its accounts receivable by June 2022, which contains maximum quarterly net loss and maximum monthly debt ratio as financial covenants. The interest rate for this credit facility is the LPR plus 1.30%. No guarantee has been deposited in the bank as of December 31, 2021. In 2021, the Group has aggregately drawn down the credit facility of US$74.7 million and repaid US$79.8 million with the weighted average interest rate of 5.15%. In 2022, the Group repaid US$5.9 million with the weighted average interest rate of 5.15%. As of December 31, 2022, the Group has fully repaid the loan under this agreement.

In April 2022, the Group entered into a short-term interest-free loan agreement with a local Hi-tech industrial park, under which the Group received a total of US$5.5 million and fully repaid the amount by the end of June 2022.

In July 2021, the Group entered into a credit facility agreement with a commercial bank under which the Group can draw down up to US$1.6 million by July 2022, which contains maximum external investment and debt financing as financial covenants for its subsidiary. In December 2021, the Group entered into a loan agreement with another commercial bank under which the Group can draw down US$1.6 million once by December 31,2021, which contains minimum net income and minimum operating cash inflow for its subsidiary as financial covenants, and minimum annual active user for the Group as operating covenant. The interest rates for these two agreements are the LPR. The Group has drawn down US$1.6 million under each of the two agreements in December 2021 and fully repaid the amount by the end of December 2022.

In September 2022, the Group entered into a credit facility agreement with a commercial bank under which the Group can draw down up to US$0.9 million by February 2024. The interest rate for the agreement is the LPR minus 0.35%. In 2022, the Group has drawn down the credit facility of US$0.9 million and has made no repayment as of December 31,2022.